CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
Research and development	$ 5,806	$ 6,531	$ 8,917	$ 10,252
General and administrative	3,063	650	4,306	1,377
Total operating expenses	8,869	7,181	13,223	11,629
Loss from operations	(8,869)	(7,181)	(13,223)	(11,629)
Interest income	377	206	652	452
Other income, net	12,659		7,159
Net income (loss)	$ 4,167	$ (6,975)	$ (5,412)	$ (11,177)
Net income (loss) per share attributable to common stockholders, Basic (in dollars per share)	$ 0.51	$ (2.71)	$ (1)	$ (4.34)
Net loss per share attributable to common stockholders, Diluted (in dollars per share)	$ (1)	$ (2.71)	$ (2.04)	$ (4.34)
Weighted-average common shares outstanding, Basic (in shares)	8,246,582	2,574,767	5,426,688	2,573,693
Weighted-average common shares outstanding, Diluted (in shares)	8,455,223	2,574,767	6,160,967	2,573,693
Comprehensive income (loss):
Net income (loss)	$ 4,167	$ (6,975)	$ (5,412)	$ (11,177)
Unrealized loss on short-term investments	(15)		(13)
Comprehensive income (loss)	$ 4,152	$ (6,975)	$ (5,425)	$ (11,177)